Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Number of reportable segments | Integer	1
Cash equivalents	$ 0	$ 0
Cash	6,268,591	775,133
FDIC insurance	250,000
Cash uninsured amount	5,343,000
Bad debt expense	345,950	22,774
Allowance for credit losses	345,534	0
Total deferred revenue	3,000	0
General and Administrative Expense	1,593,640	$ 498,445
Deferred Offering Costs [Member]
Property, Plant and Equipment [Line Items]
General and Administrative Expense	$ 197,415
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	7 years